Supplement to the
Fidelity® Short Duration High Income Fund
June 29, 2021
Summary Prospectus

Effective January 3, 2022 the following information supplements similar information found in the “Fund Summary” section under the heading “Portfolio Manager(s)”.

Benjamin Harrison (co-manager) has managed the fund since January 2022.

SDH-SUM-21-01 1.9886586.102	December 17, 2021

Supplement to the
Fidelity® Short Duration High Income Fund
Class A, Class M, Class C, Class I and Class Z
June 29, 2021
Summary Prospectus

Effective January 3, 2022 the following information supplements similar information found in the “Fund Summary” section under the heading “Portfolio Manager(s)”.

Benjamin Harrison (co-manager) has managed the fund since January 2022.

ASDH-SUM-21-01 1.9881392.106	December 17, 2021